Submission	Oct. 03, 2024
Submission [Line Items]
Central Index Key	0001618563
Registrant Name	National Storage Affiliates Trust
Registration File Number	333-277750
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES